Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2040 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom Blend 2040 Fund - Class Z
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	480
Fidelity Advisor Freedom Blend 2040 Fund - Class C
Expense Example:
1 year	251
3 years	468
5 years	808
10 years	1,565
Fidelity Advisor Freedom Blend 2040 Fund - Class M
Expense Example:
1 year	446
3 years	651
5 years	873
10 years	1,509
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Expense Example:
1 year	645
3 years	795
5 years	958
10 years	1,429
Fidelity Advisor Freedom Blend 2040 Fund - Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604